Commitments and Contingencies Operating Lease Payment Schedule (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 28,944
2016	13,263
2017	11,224
2018	9,902
2019	7,954
Thereafter	18,194
Total minimum rental payments	$ 89,481